Submission	Jun. 11, 2026
Submission [Line Items]
Central Index Key	0001809541
Registrant Name	BlackRock Capital Allocation Term Trust
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES